INCOME STATEMENTS - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Interest income:
Calculated using the effective interest method	$ 53,054	$ 52,739	$ 42,515
Other	1,988	1,608	1,237
Total interest income	55,042	54,347	43,752
Interest expense	(35,662)	(35,594)	(25,435)
Net interest income	19,380	18,753	18,317
Non-interest income
Net fees	1,732	1,672	1,645
Net wealth management	476	441	562
Trading	717	704	717
Other	79	18	404
Total non-interest income	3,004	2,835	3,328
Net operating income	22,384	21,588	21,645
Operating expenses	(11,916)	(10,944)	(10,692)
Impairment (charges)/benefits	(424)	(537)	(648)
Profit before income tax expense	10,044	10,107	10,305
Income tax expense	(3,111)	(3,117)	(3,104)
Profit after income tax expense	6,933	6,990	7,201
Net profit attributable to non-controlling interests (NCI)	(17)		(6)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 6,916	$ 6,990	$ 7,195
Earnings per share (cents)
Basic	$ 2.019	$ 2.009	$ 2.053
Diluted	$ 1.994	$ 1.917	$ 1.952
Parent Entity
Interest income:
Calculated using the effective interest method	$ 48,851	$ 48,358
Other	2,196	1,571
Total interest income	51,047	49,929
Interest expense	(34,949)	(34,492)
Net interest income	16,098	15,437
Non-interest income
Net fees	1,543	1,494
Trading	693	637
Other	1,546	1,851
Total non-interest income	3,782	3,982
Net operating income	19,880	19,419
Operating expenses	(10,455)	(9,728)
Impairment (charges)/benefits	(440)	(475)
Profit before income tax expense	8,985	9,216
Income tax expense	(2,489)	(2,525)
Profit after income tax expense	6,496	6,691
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 6,496	$ 6,691